Operating Leases - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Maturities of lease liabilities
2022		$ 6,722
2023	$ 4,200	6,652
2024	2,835	4,909
2025	2,675	4,888
2026	46	646
2027	4	5
Total undiscounted lease payments	9,760	23,822
Less: imputed interest	(618)	(2,077)
Total lease liabilities	$ 9,142	$ 21,745